Other Current Assets	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Other Current Assets	Note 7 - Other Current Assets
	As of December 31,
	2025	2024
	USD thousands
Government authorities	137	109
Prepaid expenses and other receivables	155	275
Total other current assets	292	384